CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Class A ordinary shares	Class B ordinary shares	Share premium	Treasury shares	Share-based compensation reserve	Translation reserve	Other reserves	Accumulated losses	Total
Beginning balance at Dec. 31, 2024	¥ 54	¥ 4	¥ 12,750,598		¥ 2,124,150	¥ (196,283)	¥ 1,018,848	¥ (8,631,352)	¥ 7,066,019
Loss for the period								(791,517)	(791,517)
Foreign currency translation adjustment, net of nil income taxes						(29,075)			(29,075)
Total comprehensive income for the period						(29,075)		(791,517)	(820,592)
Share-based compensation expenses					219,522				219,522
Issuance of Class A ordinary shares to settle vested RSUs	3		(3)
Class A ordinary shares issued to depositary bank	4		(4)
Issuance of Class A ordinary shares for exercise of share options	1		49,652						49,653
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs					(50,846)				(50,846)
Changes in Equity	8		49,645		168,676				218,329
Ending balance at Jun. 30, 2025	62	4	12,800,243		2,292,826	(225,358)	1,018,848	(9,422,869)	6,463,756
Beginning balance at Dec. 31, 2025	69	4	14,962,531		2,523,287	(318,313)	1,018,848	(10,286,252)	7,900,174
Loss for the period								(789,750)	(789,750)
Foreign currency translation adjustment, net of nil income taxes						(172,106)			(172,106)
Total comprehensive income for the period						(172,106)		(789,750)	(961,856)
Share-based compensation expenses					119,210				119,210
Issuance of Class A ordinary shares for exercise of share options			22,583						22,583
Repurchase of Class A ordinary shares				¥ (684,809)					(684,809)
Changes in Equity			22,583	(684,809)	119,210				(543,016)
Ending balance at Jun. 30, 2026	¥ 69	¥ 4	¥ 14,985,114	¥ (684,809)	¥ 2,642,497	¥ (490,419)	¥ 1,018,848	¥ (11,076,002)	¥ 6,395,302